POST-EMPLOYMENT BENEFITS - Amounts Recognized in Profit and Loss or Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Current service cost	$ 1	$ 1
Net interest expense	2	2
Administrative expense	1	1
Total expense recognized in profit and loss	4	4
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	(7)	(6)
Actuarial gains and losses arising from changes in demographic assumptions	(1)	(2)
Actuarial gains and losses arising from changes in financial assumptions	6	4
Actuarial gains and losses arising from experience adjustments	(1)	(1)
Total expense (gain) recognized in other comprehensive income	(3)	(5)
Total expense (gain) recognized in comprehensive income	1	(1)
Post-retirement plan
Disclosure of defined benefit plans [line items]
Current service cost	0	0
Net interest expense	1	1
Administrative expense	0	0
Total expense recognized in profit and loss	1	1
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains and losses arising from changes in demographic assumptions	0	0
Actuarial gains and losses arising from changes in financial assumptions	0	0
Actuarial gains and losses arising from experience adjustments	(2)	(1)
Total expense (gain) recognized in other comprehensive income	(2)	(1)
Total expense (gain) recognized in comprehensive income	$ (1)	$ 0